Employee benefits (Tables)	12 Months Ended
Sep. 30, 2022
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2022	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(525,262)	(77,477)	(61,420)	(60,368)	(724,527)
Fair value of plan assets	571,909	—	11,028	33,616	616,553
	46,647	(77,477)	(50,392)	(26,752)	(107,974)
Fair value of reimbursement rights	—	—	18,495	382	18,877
Net asset (liability) recognized in the balance sheet	46,647	(77,477)	(31,897)	(26,370)	(89,097)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	18,495	382	18,877
Retirement benefits assets	46,647	—	—	424	47,071
Retirement benefits obligations	—	(77,477)	(50,392)	(27,176)	(155,045)
	46,647	(77,477)	(31,897)	(26,370)	(89,097)

As at September 30, 2021	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Defined benefit obligations	(881,008)	(77,006)	(94,381)	(82,159)	(1,134,554)
Fair value of plan assets	986,359	661	12,234	37,040	1,036,294
	105,351	(76,345)	(82,147)	(45,119)	(98,260)
Fair value of reimbursement rights	—	—	20,823	427	21,250
Net asset (liability) recognized in the balance sheet	105,351	(76,345)	(61,324)	(44,692)	(77,010)
Presented as:
Other long-term assets (Note 10)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	—	20,823	427	21,250
Retirement benefits assets	105,351	—	—	877	106,228
Retirement benefits obligations	—	(76,345)	(82,147)	(45,996)	(204,488)
	105,351	(76,345)	(61,324)	(44,692)	(77,010)
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2021	881,008	77,006	94,381	82,159	1,134,554
Current service cost	1,114	5,673	531	5,735	13,053
Interest cost	16,877	740	768	2,748	21,133
Business acquisitions (Note 26a)	—	10,192	—	—	10,192
Actuarial gains due to change in financial assumptions[1]	(285,653)	(20,586)	(25,735)	(10,104)	(342,078)
Actuarial losses (gains) due to change in demographic assumptions[1]	7,882	921	—	(520)	8,283
Actuarial losses due to experience[1]	4,081	12,112	2,214	3,848	22,255
Plan participant contributions	80	—	—	—	80
Benefits paid from the plan	(24,018)	(622)	(647)	(6,421)	(31,708)
Benefits paid directly by employer	—	(1,318)	(2,848)	(866)	(5,032)
Foreign currency translation adjustment[1]	(76,109)	(6,641)	(7,244)	(4,217)	(94,211)
Other	—	—	—	(11,994)	(11,994)
As at September 30, 2022	525,262	77,477	61,420	60,368	724,527
Defined benefit obligations of unfunded plans	—	77,477	—	18,829	96,306
Defined benefit obligations of funded plans	525,262	—	61,420	41,539	628,221
As at September 30, 2022	525,262	77,477	61,420	60,368	724,527

Defined benefit obligations	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2020	891,628	84,442	104,090	83,584	1,163,744
Current service cost	1,114	6,004	665	8,095	15,878
Interest cost	13,490	529	642	2,867	17,528
Past service cost	346	—	—	—	346
Actuarial losses (gains) due to change in financial assumptions[1]	21,722	(2,922)	(1,201)	(1,125)	16,474
Actuarial (gains) losses due to experience[1]	(9,994)	(3,498)	521	(559)	(13,530)
Plan participant contributions	92	—	—	—	92
Benefits paid from the plan	(29,936)	—	(1,053)	(3,521)	(34,510)
Benefits paid directly by employer	—	(2,492)	(2,954)	(2,242)	(7,688)
Foreign currency translation adjustment[1]	(7,454)	(5,057)	(6,329)	(4,940)	(23,780)
As at September 30, 2021	881,008	77,006	94,381	82,159	1,134,554
Defined benefit obligations of unfunded plans	—	77,006	—	40,491	117,497
Defined benefit obligations of funded plans	881,008	—	94,381	41,668	1,017,057
As at September 30, 2021	881,008	77,006	94,381	82,159	1,134,554
[1] Amounts recognized in other comprehensive income.
17.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2021	986,359	661	33,057	37,467	1,057,544
Interest income on plan assets	18,901	—	274	1,907	21,082
Employer contributions	1,007	1,318	2,638	4,449	9,412
Return on assets excluding interest income[1]	(324,003)	—	(214)	(1,836)	(326,053)
Plan participant contributions	80	—	—	393	473
Benefits paid from the plan	(24,018)	(622)	(647)	(6,421)	(31,708)
Benefits paid directly by employer	—	(1,318)	(2,848)	(866)	(5,032)
Administration expenses paid from the plan	(1,568)	—	—	(7)	(1,575)
Foreign currency translation adjustment[1]	(84,849)	(39)	(2,737)	(1,088)	(88,713)
As at September 30, 2022	571,909	—	29,523	33,998	635,430
Plan assets	571,909	—	11,028	33,616	616,553
Reimbursement rights	—	—	18,495	382	18,877
As at September 30, 2022	571,909	—	29,523	33,998	635,430

Plan assets and reimbursement rights	U.K.	France	Germany	Other	Total
	$	$	$	$	$
As at September 30, 2020	977,137	692	35,271	35,357	1,048,457
Interest income on plan assets	14,795	5	216	1,507	16,523
Employer contributions	1,640	2,492	3,462	7,649	15,243
Return on assets excluding interest income[1]	32,252	7	384	1,836	34,479
Plan participant contributions	92	—	—	393	485
Benefits paid from the plan	(29,936)	—	(1,053)	(3,521)	(34,510)
Benefits paid directly by employer	—	(2,492)	(2,954)	(2,242)	(7,688)
Administration expenses paid from the plan	(1,400)	—	—	(8)	(1,408)
Foreign currency translation adjustment[1]	(8,221)	(43)	(2,269)	(3,504)	(14,037)
As at September 30, 2021	986,359	661	33,057	37,467	1,057,544
Plan assets	986,359	661	12,234	37,040	1,036,294
Reimbursement rights	—	—	20,823	427	21,250
As at September 30, 2021	986,359	661	33,057	37,467	1,057,544
[1] Amounts recognized in other comprehensive income.

Disclosure of fair value of plan assets
The plan assets at the end of the years consist of:

As at September 30, 2022	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Quoted equities	196,611	—	—	—	196,611
Quoted bonds	102,658	—	—	—	102,658
Cash	143,312	—	—	65	143,377
Other[1]	129,328	—	11,028	33,551	173,907
	571,909	—	11,028	33,616	616,553

As at September 30, 2021	U.K.	France	Germany	Other	Total
	$	$	$	$	$
Quoted equities	426,066	—	—	—	426,066
Quoted bonds	109,787	—	—	—	109,787
Cash	36,974	—	—	64	37,038
Other[1]	413,532	661	12,234	36,976	463,403
	986,359	661	12,234	37,040	1,036,294
[1]    Other is mainly composed of quoted investment funds and various insurance policies to cover some of the defined benefit obligations.

Disclosure of defined benefit plan expense
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2022	2021
	$	$
Current service cost	13,053	15,878
Past service cost	—	346
Net interest on net defined benefit obligations or assets	51	1,005
Administration expenses	1,575	1,408
	14,679	18,637
[1]The expense was presented as costs of services, selling and administrative for an amount of $13,053,000 and as net finance costs for an amount of $1,626,000 (Note 25) ($16,224,000 and $2,413,000, respectively for the year ended September 30, 2021).

Disclosure of principal actuarial assumptions regarding defined benefit plans
The following are the principal actuarial assumptions calculated as weighted averages of the defined benefit obligations. The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2022	U.K	France	Germany	Other
	%	%	%	%
Discount rate	4.95	3.75	4.07	6.02
Future salary increases	0.35	3.77	2.50	2.51
Future pension increases	3.30	—	2.10	0.60
Inflation rate	3.60	2.20	2.00	4.06

As at September 30, 2021	U.K.	France	Germany	Other
	%	%	%	%
Discount rate	2.03	0.90	0.88	4.22
Future salary increases	0.35	3.75	2.50	2.36
Future pension increases	3.38	—	1.80	0.10
Inflation rate	3.45	1.50	2.00	3.75
The average longevity over 65 of a member presently at age 45 and 65 are as follows:

As at September 30, 2022	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	22.0	21.0
Females	23.8	24.0
Longevity at age 45 for current members
Males	23.3	23.0
Females	25.3	26.0

As at September 30, 2021	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	21.9	21.0
Females	23.8	24.0
Longevity at age 45 for current members
Males	23.3	23.0
Females	25.4	26.0

Disclosure of sensitivity analysis for actuarial assumptions
The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2022	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(19,249)	(2,294)	(1,512)
Decrease of 0.25% in the discount rate	20,234	2,500	1,578
Salary increase of 0.25%	193	2,584	20
Salary decrease of 0.25%	(188)	(2,388)	(19)
Pension increase of 0.25%	13,324	—	774
Pension decrease of 0.25%	(12,614)	—	(747)
Increase of 0.25% in inflation rate	21,301	2,584	774
Decrease of 0.25% in inflation rate	(16,005)	(2,388)	(747)
Increase of one year in life expectancy	12,957	281	1,511
Decrease of one year in life expectancy	(13,093)	(320)	(1,360)

As at September 30, 2021	U.K.	France	Germany
	$	$	$
Increase of 0.25% in the discount rate	(36,571)	(2,716)	(2,986)
Decrease of 0.25% in the discount rate	38,221	2,851	3,144
Salary increase of 0.25%	480	2,870	35
Salary decrease of 0.25%	(471)	(2,746)	(34)
Pension increase of 0.25%	25,254	—	1,440
Pension decrease of 0.25%	(24,480)	—	(1,381)
Increase of 0.25% in inflation rate	36,172	2,870	1,440
Decrease of 0.25% in inflation rate	(34,478)	(2,746)	(1,381)
Increase of one year in life expectancy	27,907	555	3,131
Decrease of one year in life expectancy	(27,556)	(585)	(2,761)

Disclosure of weighted average duration of benefit obligation	The weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2022	2021
	(in years)
U.K.	17	18
France	13	15
Germany	11	13
Other	8	9